Leases - Additional information (Detail) £ in Thousands	12 Months Ended
	Dec. 31, 2023 GBP (£) LeaseContract	Dec. 31, 2022 GBP (£) Lease	Dec. 31, 2021 GBP (£)
Presentation of leases for lessee [abstract]
Information about nature of lessee's leasing activities	lease terms of between two and five years
Total net cash outflows for leases	£ 300	£ 200
Information about lessee's exposure arising from variable lease payments	The Company has one lease contract with variable payments where the lease costs after the first year of the lease are increased based upon a consumer price index and, therefore, the lease liability for this lease was re-measured at December 31, 2023.
Number of lease contracts with variable lease payments | LeaseContract	1
Information about lessee's exposure arising from extension options and termination options	The Company has a number of lease contracts that include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased asset portfolio and align it with the Company’s business needs. None of the termination options have been exercised or are expected to be exercised, however, two leases terminated on expiry in 2022.
Number of leases terminated | Lease		2
Number of leases renewed or extended | Lease		2
Right of use asset		£ 500
Lease liabilities	£ 396	639	£ 371
Re-measurement of liability	£ 4	£ 480